CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
OPERATING ACTIVITIES:
Consolidated net loss	$ (7,716,919)	$ (4,544,865)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	2,053,550	1,092,423
Forgiveness of notes payable	0	(90,711)
Common stock options issued for services	1,172,500	1,157,500
Common stock issued for services	0	438,001
Unrealized gain marketable securities	(661,101)	(1,253,100)
Gain on disposal of asset	(2,456)	(87,044)
Deferred income taxes	0	(19,625)
Stock-based compensation	2,185,615	334,584
Changes in operating assets and liabilities:
Accounts receivable	652,851	6,890
Prepaid expenses	23,960	0
Inventory	147,719	0
Other assets	(164,919)	13,807
Right of use assets- operating leases	15,090	162,815
Operating lease liabilities	(16,177)	(162,815)
Accounts payable and accrued expenses	(1,751,613)	(313,879)
Interest on notes receivable	(18,243)	(3,312)
Interest on notes payable	627,163	716,305
Net cash used in operating activities	(3,452,980)	(2,553,026)
INVESTING ACTIVITIES:
Proceeds from notes receivable	55,952	0
Payment on costs of patents	0	(11,461)
Cash paid to purchase a business (net of cash acquired)	96,466	0
Purchase of a technology license	0	(40,000)
Proceeds from disposal of equipment	6,000	0
Purchase of equipment	(1,807,140)	(2,260,458)
Net cash used in investing activities	(1,648,722)	(2,311,919)
FINANCING ACTIVITIES:
Finance lease liabilities	(160,650)	0
Payment of long-term debt	0	(7,735)
Proceeds from loans and notes payable	3,177,622	8,033,407
Proceeds from sale of common stock	6,240,000	0
Payment of notes payable	(534,111)	(374,065)
Distributions to noncontrolling interest	(593,087)	0
Net cash provided by financing activities	8,129,774	7,651,607
Net increase (decrease) in cash and cash equivalents	3,028,072	2,786,662
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,493,719	398,904
CASH AND CASH EQUIVALENTS, END OF PERIOD	4,521,791	3,185,566
Cash paid during the year for:
Interest	480,605	204,713
Income taxes	0	0
Noncash transactions:
Conversion of Series A, B, B-1, and C-1 Preferred Stock to Common Stock	1,200,000	9,467,604
Common stock issued for a reduction in liabilities	1,144,992	374,802
Accounts payable on purchase of equipment	586,717	0
Conversion of note receivable to equity investment	0	81,768
Noncontrolling interest issued for a reduction in liabilities	3,400,000	2,720,001
Preferred stock Series C-1 issued for a reduction in liabilities	0	64,950
Common stock issued for the purchase of a license	0	225,000
Capitalized interest on construction in process	$ 499,537	$ 1,234,801
Dividend paid in Series B-1 Preferred Stock	0	42,196
Common stock issued in the acquisition of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC	$ 4,287,655	$ 0